Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Summary of Trade and Other Receivables

	March 31,	March 31,
	2023	2022
Trade receivables	$5,699,816	$6,987,865
Sales taxes receivable	981,594	497,824
Accrued and other receivables	825,923	47,985
Tax credits receivable	—	14,487
Grants and subsidies receivables	—	51,423
	$7,507,333	$7,599,584

Summary of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

	March 31,	March 31,
	2023	2022
Current	$2,945,122	$4,898,533
Past due 0-30 days	3,229,269	909,643
Past due 31-120 days	415,201	423,836
Past due over 121 days	10,122,002	10,388,106
Trade receivables	16,711,594	16,620,118
Less expected credit loss	(11,011,778)	(9,632,253)
	$5,699,816	$6,987,865

Summary of Movement in Expected Credit Loss

	March 31,	March 31,
	2023	2022
Balance, beginning of year	$9,632,253	$7,915,490
Bad debt expense	1,358,133	2,505,738
Foreign exchange loss	21,392	41,373
Recoveries collected	—	(830,348)
Balance, end of year	$11,011,778	$9,632,253